Results for the Year - Net (loss) income per share (Details) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Results for the Year
Share annulment (as percent of shares outstanding)	80.00%
Premium (as a percent)				15.00%
Share split (ratio)		11.5
Net (loss) income attributable to ordinary shareholders of the Parent used for computing basic and diluted net (loss) income per share | $		$ (4,221)	$ (8,722)	$ 917,093
Weighted average number of ordinary shares used for basic per share amounts		95,074	94,671	380,133
Dilutive effect of outstanding options, warrants and deferred shares				18,810
Weighted average number of ordinary shares used for diluted per share amounts		95,074	94,671	398,943
Net (loss) income per share basic | $ / shares		$ (0.04)	$ (0.09)	$ 2.41
Net (loss) income per share diluted | $ / shares		$ (0.04)	$ (0.09)	$ 2.30
Anti-dilutive securities		13,500	13,700	8,200